UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund:   BlackRock Latin America Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Argentina – 0.9%
Tenaris SA - ADR	144,000	$5,512,320

Brazil – 64.2%
AES Tiete SA	153,000	1,842,690
AES Tiete SA, Preference Shares	84,000	1,203,104
Arezzo Industria e Comercio SA (a)	225,000	3,532,232
Autometal SA	551,000	4,275,278
Banco Bradesco SA - ADR	2,105,000	32,290,700
Banco do Brasil SA	1,248,000	13,276,596
BM&F Bovespa SA	2,345,000	13,160,014
BR Malls Participacoes SA	748,000	8,731,290
BR Properties SA	480,000	5,598,282
Bradespar SA, Preference Shares	286,000	4,288,883
BRF - Brasil Foods SA - ADR	359,000	5,162,420
BTG Pactual Participations Ltd. (a)	191,000	2,814,855
CETIP SA - Mercados Organizado	242,149	3,068,812
Cia de Bebidas das Americas, Preference Shares - ADR	560,000	21,588,000
Cia de Concessoes Rodoviarias	2,528,000	21,095,452
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	51,000	4,304,400
Cia Energetica de Minas Gerais - ADR	724,000	13,763,240
Cia Energetica de Minas Gerais, Preference Shares	40,000	764,786
Cia Hering	98,000	1,934,940
Cia Paranaense de Energia - ADR	132,000	2,674,320
Cielo SA	110,800	3,230,135
Cosan SA Industria e Comercio	294,000	4,476,283
Cyrela Brazil Realty SA	254,000	1,834,472
EDP - Energias do Brasil SA	331,000	2,188,683
Embraer SA - ADR	284,000	7,207,920
Even Construtora e Incorporadora SA	446,000	1,425,581
Gerdau SA - ADR	713,000	6,488,300
Itau Unibanco Holdings SA - ADR	1,588,000	25,106,280
Localiza Rent a Car SA	286,000	4,637,800
Lojas Renner SA	45,000	1,345,476
LPS Brasil Consultoria de Imoveis SA	293,000	5,218,866
Marcopolo SA, Preference Shares	572,000	2,819,247
Metalfrio Solutions SA (a)	123,000	214,284
Natura Cosmeticos SA	387,000	10,152,801
Petroleo Brasileiro SA - ADR	2,472,000	47,042,160
Profarma Distribuidora de Produtos Farmaceuticos SA	307,000	1,632,979
QGEP Participacoes SA	690,000	3,033,818
Qualicorp SA (a)	335,000	2,983,481
T4F Entretenimento SA	478,000	3,923,463
Telefonica Brasil - ADR (a)	121,000	2,825,350
Tim Participacoes SA - ADR	235,000	4,970,250
Totvs SA	202,291	3,731,505
Transmissora Alianca de Energia Eletrica SA	66,500	2,304,070
Ultrapar Participacoes SA	322,000	7,589,596
Vale SA - ADR	166,000	2,996,300

	Shares		Value
Common Stocks

Brazil (concluded)
Vale SA, Preference ‘A’ Shares - ADR (b)		3,035,000	$53,810,550

			378,559,944

Chile – 4.5%
Banco Santander Chile SA - ADR		157,000	11,800,120
Empresa Nacional de Electricidad SA - ADR		97,693	4,883,673
Empresa Nacional de Telecomunicaciones SA		181,000	3,559,186
SACI Falabella		637,000	6,206,511

			26,449,490

Colombia – 2.3%
BanColombia SA ADR		50,000	3,092,000
Pacific Rubiales Energy Corp.		476,000	10,769,746

			13,861,746

Mexico – 21.8%
Alfa SAB - Class A		264,000	4,244,924
Alpek SAB de CV (a)		2,440,000	5,979,592
America Movil, SAB de CV - ADR, Series L		2,105,000	56,182,450
Fomento Economico Mexicano SAB de CV - ADR		330,000	28,188,600
Grupo Financiero Banorte SA de CV ‘O’		1,509,000	8,080,301
Grupo Televisa SA - ADR		991,000	22,584,890
Kimberly-Clark de Mexico SAB de CV Class A		1,533,000	3,204,677

			128,465,434

Panama – 1.4%
Copa Holdings SA, Class A		105,000	8,140,650

Peru – 1.9%
Cia de Minas Buenaventura SA - ADR		96,000	3,496,320
Credicorp Ltd.		40,000	4,637,600
Southern Copper Corp.		105,000	3,389,400

			11,523,320

Total Common Stocks – 97.0%			572,512,904

	Par (000)
Corporate Bonds

Brazil – 0.5%
Hypermarcas SA:
3.00%, 10/15/15	BRL	1,648	919,454
11.30%, 10/15/18		1,648	831,732

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds

Brazil (concluded)
Lupatech SA, 6.50%, 4/15/18 (c)	BRL	2,128	$1,069,719

Total Corporate Bonds – 0.5%			2,820,905

Participation Notes

Brazil – 2.0%
Morgan Stanley BV:
(AES Tiete SA), due 12/20/12	USD	55	803,495
(Hypermarcas SA), due 6/21/13		90	608,889
(Lojas Renner SA), due 12/05/13		100	3,170,650
(Lojas Renner SA), due 2/25/14		50	1,592,680
(Lojas Renner SA), due 7/22/13		33	1,032,474
(Natura Cosmetico SA), due 10/29/12		27	719,159
(Natura Cosmetico SA), due 7/22/13		148	3,998,975

			11,926,322

Netherlands – 0.2%
Morgan Stanley BV, (Groupo BTG), due 6/6/14		75	1,110,795

Total Participation Notes – 2.2%			13,037,117

	Shares
Warrants (d)

Brazil – 0.0%
Hypermarcas SA (Expires 10/15/15)		1,644	–

Total Warrants – 0.0%			–

Total Long-Term Investments
(Cost – $460,323,883) – 99.7%			588,370,926

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (e)(f)		1,838,660	1,838,660

	Beneficial Interest (000)		Value
Short-Term Securities

BlackRock Liquidity Series LLC, Money Market Series, 0.15% (e)(f)(g)	USD	35,810	$35,810,450

Total Short-Term Securities
(Cost – $37,649,110) – 6.4%			37,649,110

Total Investments (Cost – $497,972,993*) – 106.1%			626,020,036
Liabilities in Excess of Other Assets – (6.1)%			(35,959,883)

Net Assets – 100.0%			$590,060,153

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$537,362,210

Gross unrealized appreciation	$156,588,855
Gross unrealized depreciation	(67,931,029)

Net unrealized appreciation	$88,657,826

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan. (c) Convertible security.
(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Net Activity	Shares/ Beneficial Interest Held at July 31, 2012	Income

BlackRock Liquidity Funds, Temp Fund, Institutional Class	7,334,598	(5,495,938)	1,838,660	$5,004
BlackRock Liquidity Series, LLC Money Market Series	$2,210,000	$33,600,450	$35,810,450	$3,741

(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

•	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	481,772	BRL	981,852	Brown Brothers Harriman	8/01/12	$2,633
USD	138,647	BRL	284,712	Brown Brothers Harriman	8/02/12	(291)
USD	8,382	BRL	17,213	Brown Brothers Harriman	8/02/12	(18)
USD	3,527	BRL	7,243	Brown Brothers Harriman	8/02/12	(7)
USD	21,071	BRL	43,185	Brown Brothers Harriman	8/02/12	(3)

Total	$2,314

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
BRL	Brazilian Real
USD	US Dollar

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$5,512,320	–	–	$5,512,320
Brazil	375,329,809	$3,230,135	–	378,559,944
Chile	26,449,490	–	–	26,449,490
Colombia	13,861,746	–	–	13,861,746
Mexico	128,465,434	–	–	128,465,434
Panama	8,140,650	–	–	8,140,650
Peru	11,523,320	–	–	11,523,320
Corporate Bonds	–	–	$2,820,905	2,820,905
Participation
Notes	–	–	13,037,117	13,037,117
Short-Term Securities	1,838,660	35,810,450	–	37,649,110

Total	$571,121,429	$39,040,585	$15,858,022	$626,020,036

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets
Foreign currency exchange contracts	–	$2,633	–	$2,633
Liabilities
Foreign currency exchange contracts	–	(319)	–	(319)

Total	–	$2,314 $	–	$2,314

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2012	3

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July, 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign Currency	$420,349	–	–	$420,349
Liabilities:
Collateral on Securities Loaned at Value	–	$(35,810,450)	–	(35,810,450)

Total	$420,349	$(35,810,450)	–	$(35,390,101)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Participation Notes	Total

Assets:

Opening balance, as of October 31, 2011	$3,256,797	_	$3,256,797
Transfers into Level 3[1]	–	$19,462,084	19,462,084
Transfers out of Level 3[1]	–	–	–
Accrued discounts/premiums	(3,344)		(3,344)
Net realized gain (loss)	–	4,877,808	4,877,808
Net change in unrealized appreciation/depreciation[2]	(432,548)	(1,971,040)	(2,403,588)
Purchases	–	2,188,373	2,188,373
Sales	–	(11,520,108)	(11,520,108)

Closing Balance, as of July 31, 2012	$2,820,905	$13,037,117	$15,858,022

[1]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. Prior to January 31, 2012, only significant transfers into and out of Level 3 were required to be disclosed. There were no significant transfers into or out of Level 3 from the beginning of the reporting period to January 31, 2012. For the interim period, February 1, 2012 to July 31, 2012, all transfers into or out of Level 3 are required to be disclosed. As of January 31, 2012, the Fund used observable inputs in determining the value of certain investments. As of July 31, 2012, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $19,462,084 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]	The net change in unrealized appreciation/depreciation on investments still held as of July 31, 2012 was $(2,403,588).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date:	September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date:	September 25, 2012